Acquisition (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Feb. 24, 2022	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination [Abstract]
Business Combination, Consideration Transferred			$ 181
Sale of Stock, Percentage of Ownership after Transaction	58.00%
Payments to Noncontrolling Interests		$ 47		$ 0	$ 95	$ 0